Pension and Other Employee Benefit Plans (Weighted-Average Assumptions Used to Determine Benefit Obligations and Net Periodic Benefit Cost) (Detail)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Weighted-average assumptions used to determine benefit obligations at fiscal year end:
Discount rates	0.38%	0.37%	0.34%
Rates of increase in future compensation levels	1.80%
Interest credit rates	4.38%	4.95%	4.97%
Weighted-average assumptions used to determine net periodic benefit cost during the year:
Discount rates	0.37%	0.34%	0.43%
Rates of increase in future compensation levels	1.80%
Expected rates of return on plan assets	1.79%	1.68%	1.60%
Interest credit rates	4.95%	4.97%	5.01%
Minimum
Weighted-average assumptions used to determine benefit obligations at fiscal year end:
Rates of increase in future compensation levels	1.80%	1.80%	1.80%
Weighted-average assumptions used to determine net periodic benefit cost during the year:
Rates of increase in future compensation levels	1.80%	1.80%	1.80%
Maximum
Weighted-average assumptions used to determine benefit obligations at fiscal year end:
Rates of increase in future compensation levels	4.80%	4.80%	4.80%
Weighted-average assumptions used to determine net periodic benefit cost during the year:
Rates of increase in future compensation levels	4.80%	4.80%	4.80%